Related Party Transactions (Details Narrative) - USD ($)			12 Months Ended
	Nov. 17, 2020	Aug. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Related Party Transaction [Line Items]
Due to related parties, current			$ 32,452	$ 17,253	$ 15,401
Enventys Partners, LLC [Member]
Related Party Transaction [Line Items]
Related party fee related to services		$ 15,000	105,424	97,500
Inventory Management Agreement [Member] | Forever 8 Fund, LLC [Member]
Related Party Transaction [Line Items]
Ownership interest	45.00%
Advanced the vendors	$ 239,283		155,768
Forever 8 Fund, LLC [Member]
Related Party Transaction [Line Items]
Due to related parties, current					0
SRM LLC and NL Penn Capital, LP. [Member]
Related Party Transaction [Line Items]
Due to related parties, current			$ 32,452	$ 17,253	$ 15,401